UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-09709
Highland Floating Rate Advantage Fund

(Exact name of registrant as specified in charter)
NexBank Tower
13455 Noel Road, Suite 900
Dallas, Texas 75240
(Address of principal executive offices) (Zip code)
R. Joseph Dougherty
Highland Capital Management, L.P.
NexBank Tower
13455 Noel Road, Suite 900
Dallas, Texas 75240
(Name and address of agent for service)
Registrant’s telephone number, including area code: (877) 665-1287
Date of fiscal year end: June 30
Date of reporting period: May 31, 2010
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule of Investments is attached herewith.
INVESTMENT PORTFOLIO (unaudited)

As of May 31, 2010	Highland Floating Rate Advantage Fund

Principal Amount ($)		Value ($)
US Senior Loans (a) - 94.8%

AEROSPACE - 5.9%

	AWAS Capital, Inc.
4,700,425	Second Priority Term Loan, 6.31%, 03/25/13	3,842,597
	Delta Air Lines, Inc.
970,000	Credit-Linked Deposit Loan, 2.22%, 04/30/12	936,506
6,767,806	Second Lien Term Loan, 3.55%, 04/30/14	6,101,617
2,686,500	Term Loan, 8.75%, 09/27/13	2,699,368
3,302,985	Term Loan Equipment Notes, 3.79%, 09/29/12	3,038,746
	Hawker Beechcraft Acquisition Co. LLC
280,621	Letter of Credit Facility Deposit, 03/26/14 (b)	232,213
4,718,166	Term Loan, 03/26/14 (b)	3,904,282
	IAP Worldwide Services, Inc.
3,866,925	Second Lien Term Loan, 11.50%, 06/28/13	3,396,862
	US Airways Group, Inc.
13,625,753	Term Loan, 2.81%, 03/21/14	10,671,894

		34,824,085

BROADCASTING - 8.9%

	All3Media Intermediate Ltd.
4,874,517	Facility B1, 2.91%, 08/31/14	4,216,457
	ComCorp Broadcasting, Inc.
271,635	Revolving Loan, 9.00%, 10/03/12 (c) (d)	235,155
2,717,483	Term Loan, 9.00%, 04/03/13 (c) (d)	2,352,525
	Cumulus Media, Inc.
5,220,676	Replacement Term Loan, 4.34%, 06/11/14	4,806,311
	Entercom Radio LLC
4,870,787	Term A Loan, 1.48%, 06/29/12	4,594,784
	Univision Communications, Inc.
11,581,410	Initial Term Loan, 2.54%, 09/29/14	9,976,921
	Young Broadcasting, Inc.
60,060	Term Loan, 9.00%, 04/15/12 (c)	60,060
27,689,047	Term Loan, 11/03/12 (e)	26,192,177

		52,434,390

CABLE/WIRELESS VIDEO - 9.1%

	Broadstripe, LLC
3,641,732	DIP Revolver, 06/30/11 (c) (e)	3,640,276
49,805,220	First Lien Term Loan, 06/30/11 (c) (e)	38,096,013
1,428,203	Revolver, 06/30/11 (c) (e)	1,092,432
	Northland Cable Television, Inc.
4,737,585	First Lien Term Loan B, 4.31%, 12/22/12	4,512,550
6,000,000	Second Lien Term Loan, 8.29%, 06/22/13	4,740,000
	WideOpenWest Finance, LLC.
1,826,962	Series A New Term Loan, 6.85%, 06/30/14	1,818,969

		53,900,240

CHEMICALS - 3.9%

	TPC Group LLC
3,651,553	Incremental Term Loan B, 2.88%, 06/27/13	3,446,153
10,818,408	Term B Loan, 2.88%, 06/27/13	10,209,873
	W.R. Grace & Co.
2,637,522	5 Year Revolver (b)	4,576,101
2,637,522	Revolving Credit Loan (b)	4,576,101

		22,808,228

CONSUMER DURABLES - 0.1%

	Water PIK, Inc.
738,698	First Lien Term Loan, 3.60%, 06/15/13	683,296

CONSUMER NON-DURABLES - 0.6%

	KIK Custom Products, Inc.
506,862	First Lien Canadian Term Loan, 2.57%, 06/02/14 (b)	426,398
2,956,697	First Lien U.S. Term Loan, 2.57%, 05/24/14 (b)	2,487,322
1,000,000	Second Lien Term Loan, 5.32%, 12/01/14	596,665

		3,510,385

DIVERSIFIED MEDIA - 3.8%

	Cengage Learning Acquisitions, Inc.
10,977,099	Term Loan, 2.79%, 07/03/14	9,540,142
	Cydcor, Inc.
4,099,735	First Lien Tranche B Term Loan, 9.00%, 02/05/13	3,823,003
	Endurance Business Media, Inc.
2,725,784	Term Loan, 07/26/13 (e)	579,229
	Harland Clarke Holdings Corp.
2,029,328	Tranche B Term Loan, 2.75%, 06/30/14	1,782,916
	Metro-Goldwyn-Mayer, Inc.
6,113,805	Tranche B Term Loan, 04/09/12 (e)	2,722,722
9,353,107	Tranche B-1 Term Loan, 04/09/12 (e)	4,165,312

		22,613,324

ENERGY - 2.9%

	Alon USA Energy, Inc.
194,144	Edgington Facility, 2.60%, 08/05/13	154,830
1,553,149	Paramount Facility, 2.70%, 08/05/13	1,238,636

See accompanying Notes to Investment Portfolio.	1

INVESTMENT PORTFOLIO (unaudited) (continued)

As of May 31, 2010	Highland Floating Rate Advantage Fund

Principal Amount ($)		Value ($)
US Senior Loans (continued)

ENERGY (continued)

	Big West Oil, LLC
4,700,000	Term Loan, 01/30/15 (b)	4,738,188
	Calumet Lubricants Co., LP
197,380	Credit-Linked Letter of Credit, 4.14%, 01/03/15	179,616
1,461,688	Term Loan, 4.44%, 01/03/15	1,330,136
	Venoco, Inc.
10,483,978	Second Lien Term Loan, 4.42%, 05/07/14	9,715,188

		17,356,594

FINANCIAL - 2.6%

	AGFS Funding Co.
4,000,000	Term Loan, 7.25%, 04/21/21	3,884,000
	Checksmart Financial Co.
2,500,000	Second Lien Term Loan, 5.94%, 05/01/13	312,500
	HUB International Ltd.
238,093	Delayed Draw Term Loan, 2.79%, 06/13/14	218,054
2,572,404	Initial Term Loan, 2.79%, 06/13/14	2,355,897
	Nuveen Investments, Inc.
6,000,000	First Lien Term Loan, 3.32%, 11/13/14 (b)	5,124,180
3,000,000	Second Lien Term Loan, 12.50%, 07/31/15 (b) (f)	3,121,500
	Online Resources Corp.
526,471	Term Loan, 2.60%, 02/21/12	438,287

		15,454,418

FOOD AND DRUG - 0.6%

	Rite Aid Corp.
1,977,849	Tranche 2 Term Loan, 2.08%, 06/04/14	1,774,299
979,064	Tranche 3 Term Loan, 6.00%, 06/04/14	939,901
747,376	Tranche 4 Term Loan, 9.50%, 06/10/15	766,528

		3,480,728

FOOD/TOBACCO - 1.2%

	DS Waters of America, Inc.
2,735,833	Term Loan, 2.59%, 10/29/12	2,646,919
	DSW Holdings, Inc.
2,500,000	Term Loan, 4.34%, 03/02/12	2,400,000
	OSI Restaurant Partners, LLC
165,738	Pre-Funded RC Loan, 1.37%, 06/14/13	144,607
1,834,262	Term Loan, 2.63%, 06/14/14	1,600,403
	Pierre Foods, Inc.
429,562	Term Loan, 7.00%, 03/03/16	431,889

		7,223,818

FOREST PRODUCTS/CONTAINERS - 0.8%

	Consolidated Container Co.
2,000,000	Second Lien Term Loan, 5.88%, 09/28/14	1,786,660
	Smurfit-Stone Container Enterprises, Inc.
2,750,000	Exit Term Loan, 01/02/16 (b)	2,737,089

		4,523,749

GAMING/LEISURE - 8.2%

	Fontainebleau Florida Hotel, LLC
57,500,000	Tranche C Term Loan, 06/06/12 (e)	20,125,000
	Ginn LA Conduit Lender, Inc.
14,595,267	First Lien Tranche A Credit- Linked Deposit, 06/08/11 (e)	1,222,354
31,288,508	First Lien Tranche B Term Loan, 06/08/11 (e)	2,659,523
7,000,000	Second Lien Term Loan, 06/08/12 (e)	70,000
	Green Valley Ranch Gaming LLC
4,560,000	Second Lien Term Loan, 8.00%, 08/16/14 (e)	305,885
325,418	Lake at Las Vegas Joint Venture Mezzanine (e)	11,390
15,790,009	Revolving Loan Credit-Linked Deposit Account, 06/20/12 (e)	98,688
178,676,474	Term Loan, 06/20/12 (e)	771,860
29,991,997	Term Loan, DIP, 4.10%, 06/20/12	8,997,599
	Las Vegas Sands, LLC
278,014	Delayed Draw I Term Loan, 2.05%, 05/23/14	247,924
1,375,920	Tranche B Term Loan, 2.05%, 05/23/14	1,227,004
	MGM Mirage, Inc.
151,900	Class A-2 Loan, 1.81%, 02/21/14 (g)	120,507
1,000,000	Class B Loan, 10/03/11 (b)	955,000
216,891	Class C Loan, 7.00%, 02/21/14	182,308
4,039,331	Class D Loan, 6.00%, 10/03/11 (b)	3,857,561
400,000	Class E Loan, 02/21/14 (b)	336,222
	Nevada Land Group, LLC
265,609	First Lien Initial Loan, 7.84%, 11/10/13	266,273
766,123	Second Lien Initial Loan, 10.00%, 11/12/13 (f)	768,039
	Tamarack Resort, LLC
332,579	Term Loan (e)	266,063
	VML US Finance, LLC
1,377,014	Term B Delayed Draw Project Loan, 4.80%, 05/25/12	1,333,983
4,281,315	Term B Funded Project Loan, 4.80%, 05/27/13	4,147,524

See accompanying Notes to Investment Portfolio.	2

INVESTMENT PORTFOLIO (unaudited) (continued)

As of May 31, 2010	Highland Floating Rate Advantage Fund

Principal Amount ($)		Value ($)
US Senior Loans (continued)

GAMING/LEISURE (continued)

	WAICCS Las Vegas 3 LLC
13,000,000	Second Lien Term Loan (e)	97,500

		48,068,207

HEALTHCARE - 7.3%

	CCS Medical, Inc.
18,688,540	First Lien Term Loan, 9.00%, 03/31/15 (d)	18,314,769
6,229,513	Second Lien Term Loan, 11.00%, 03/31/16 (d)	5,544,267
	Graceway Pharmaceuticals, LLC
6,605,250	Mezzanine Loan, 10.10%, 11/01/13	1,023,814
	HCA, Inc.
588,225	Tranche A-1 Term Loan, 1.75%, 11/16/12	559,046
2,482,944	Tranche B-1 Term Loan, 2.50%, 11/18/13	2,355,085
	IMS Health, Inc.
1,881,456	Tranche B Dollar Term Loan, 5.25%, 02/17/16	1,874,739
	LifeCare Holdings
11,246,462	Term Loan, 4.59%, 08/10/12	10,318,629
	MultiPlan, Inc.
885,714	Incremental Term D Loan, 6.00%, 04/12/13	885,714
	Physiotherapy Associates, Inc./ Benchmark Medical, Inc.
1,500,000	Second Lien Term Loan, 12.00%, 12/31/13	780,000
	Rehabcare Group, Inc.
1,496,250	Term Loan B, 6.00%, 11/24/15	1,498,494

		43,154,557

HOUSING - 2.1%

	EH/Transeastern, LLC/TE TOUSA
4,000,000	Term Loan (c) (e)	—
	Kyle Acquisition Group LLC
1,692,857	Facility B (e)	173,518
1,307,143	Facility C, 07/20/11 (e)	133,982
	LBREP/L-Suncal Master I, LLC
4,848,813	First Lien Term Loan (e)	72,732
	November 2005 Land Investors, LLC
1,556,102	First Lien New Term Loan (e)	365,684
	Pacific Clarion, LLC
10,891,261	Term Loan (c) (e)	1,673,911
	Roofing Supply Group, LLC
2,221,976	Term Loan, PIK, 9.25%, 08/24/13	2,160,871
	Westgate Investments, LLC
18,715,703	Senior Secured Loan, PIK, 09/25/10 (e)	5,584,928
5,750,295	Third Lien Term Loan, 06/30/15 (e)	831,773
4,237,189	Withers Preserve MB-I B-Note (c) (e)	1,624,962

		12,622,361

INFORMATION TECHNOLOGY - 5.8%

	Applied Systems, Inc.
1,296,962	Term Loan, 2.85%, 09/26/13	1,228,872
	CDW Corp.
6,000,000	Term Loan, 4.23%, 10/10/14	5,313,330
1,500,000	Term Loan, 4.34%, 10/10/14 (b)	1,328,333
	Infor Enterprise Solutions Holdings, Inc.
4,969,242	First Lien Extended Delayed Draw Term Loan, 6.11%, 07/28/15	4,720,805
9,524,381	First Lien Extended Initial U.S. Term Loan, 6.11%, 07/28/15	9,048,210
	Kronos, Inc.
5,000,000	Second Lien Term Loan, 6.04%, 06/11/15	4,675,000
	RedPrairie Corp.
1,300,000	Term Loan, 6.00%, 03/24/16	1,293,500
	SCS Holdings II, Inc.
1,495,300	First Lien Term Loan, 3.04%, 11/30/12	1,456,048
2,000,000	Second Lien Term Loan, 6.29%, 05/30/13	1,880,000
	SSI Investments II LLC
3,000,000	Term Loan, 02/10/17 (b)	2,972,505

		33,916,603

MANUFACTURING - 1.6%

	Acument Global Technologies, Inc.
1,490,157	Term Loan, PIK, 10.00%, 08/11/13	1,426,825
	Brand Energy & Infrastructure Services, Inc.
1,500,000	Second Lien Term Loan, 6.45%, 02/07/15	1,355,625
	Dana Holdings Corp.
4,457,653	Term Advance, 4.60%, 01/30/15	4,304,109
	United Central Industrial Supply Co., LLC
2,323,040	Term Loan, 2.61%, 03/31/12	2,247,542

		9,334,101

MEDIA/TELECOMMUNICATIONS - 0.5%

	Entravision Communications Corp.
2,686,632	Term Loan, 5.55%, 03/29/13	2,662,506

METALS/MINERALS - 0.7%

	Euramax International, Inc.

See accompanying Notes to Investment Portfolio.	3

INVESTMENT PORTFOLIO (unaudited) (continued)

As of May 31, 2010	Highland Floating Rate Advantage Fund

Principal Amount ($)		Value ($)
US Senior Loans (continued)

METALS/MINERALS (continued)

2,075,117	Domestic Term Loan (Cash Pay), 10.00%, 06/29/13	1,958,391
2,184,810	Domestic Term Loan, PIK, 14.00%, 06/29/13	2,061,915

		4,020,306

RETAIL - 4.5%

	Burlington Coat Factory Warehouse Corp.
2,097,054	Term Loan, 2.50%, 05/28/13	1,938,905
	Guitar Center, Inc.
6,020,474	Term Loan, 3.85%, 10/09/14 (b)	5,399,071
	Michaels Stores, Inc.
3,423,846	B-1 Term Loan, 2.69%, 10/31/13	3,156,700
1,397,738	B-2 Term Loan, 4.94%, 07/31/16	1,341,081
	Spirit Finance Corp.
17,500,000	Term Loan, 3.34%, 08/01/13	14,659,837

		26,495,594

SERVICE - 7.4%

	Advantage Sales & Marketing, Inc.
2,000,000	First Lien Term Loan, 5.00%, 05/05/16	1,992,500
500,000	Second Lien Term Loan, 8.50%, 05/05/17	496,250
	Audio Visual Services Group, Inc.
4,308,159	Second Lien Term Loan, 6.79%, 08/28/14	1,561,708
	CCS, Inc.
5,916,225	Term Loan, 3.35%, 11/14/14	5,073,163
	First Data Corp.
11,624,773	Initial Tranche B-1 Term Loan, 3.09%, 09/24/14 (b)	9,825,374
	Penhall Holding Co.
3,492,593	Term Loan, 9.44%, 04/01/12	401,648
	Sabre, Inc.
6,258,908	Initial Term Loan, 2.35%, 09/30/14	5,643,626
	Safety-Kleen Systems, Inc.
639,901	Synthetic Letter of Credit Loan, 3.38%, 08/02/13	601,507
2,958,876	Term B Loan, 2.75%, 08/02/13	2,781,344
	Total Safety U.S., Inc.
1,000,000	Second Lien Term Loan, 6.79%, 12/08/13	815,000
	Travelport, LLC
15,000,000	New Post-First Amendment & Restatement Synthetic Letter of Credit, 2.79%, 08/23/13	14,262,525

		43,454,645

TELECOMMUNICATIONS - 4.9%

	Avaya, Inc.
8,226,948	Term B-1 Loan, 3.26%, 10/24/14 (b)	7,110,346
	Digicel International Finance, Ltd.
800,024	Tranche A — T&T, 2.81%, 09/30/12	782,023
7,466,944	U.S. Term Loan, 2.81%, 03/30/12	7,298,938
	FairPoint Communications, Inc.
7,815,790	B Term Loan, 03/31/15 (b)	5,975,836
	Knowledgepoint360 Group, LLC
1,000,000	Second Lien Term Loan, 7.45%, 04/13/15	610,000
	Level 3 Financing, Inc.
4,513,071	Tranche A Term Loan, 2.50%, 03/13/14	4,075,394
1,000,000	Tranche B Term Loan, 11.50%, 03/13/14	1,077,815
	U.S. Telepacific Corp.
2,000,000	Term Loan Advance, 9.25%, 08/17/15	1,999,000

		28,929,352

TRANSPORTATION - AUTOMOTIVE - 5.2%

	Federal-Mogul Corp.
3,855,952	Tranche B Term Loan, 2.23%, 12/29/14	3,379,588
2,113,514	Tranche C Term Loan, 2.28%, 12/28/15	1,852,410
	Ford Motor Co.
6,950,039	Tranche B-1 Term Loan, 3.33%, 12/15/13 (b)	6,517,816
	Key Safety Systems, Inc.
15,602,016	First Lien Term Loan, 2.60%, 03/08/14	13,954,131
2,000,000	Second Lien Term Loan, 5.35%, 09/08/14	970,000
	Motor Coach Industries International, Inc.
2,109,797	Second Lien Tranche A, 06/30/12 (e)	1,265,878
1,299,853	Second Lien Tranche B, 06/30/12 (e)	779,912
	Remy International, Inc.
1,658,917	First Lien Tranche B Term Loan, 5.86%, 12/06/13	1,641,299

		30,361,034

TRANSPORTATION - LAND TRANSPORTATION - 0.5%

	JHT Holdings, Inc
19,341	Second Lien Term Loan, PIK, 4.50%, 10/24/13 (c)	899
	SIRVA Worldwide, Inc.
928,154	Revolving Credit Loan (Exit Finance), 6.21%, 05/12/12 (g)	635,785
3,996,233	Second Lien Term Loan, 12.00%, 05/12/15	1,098,964
1,732,802	Term Loan (Exit Finance), PIK, 12.81%, 05/12/12	1,308,266

		3,043,914

UTILITY - 5.7%

	Coleto Creek Power, LP

See accompanying Notes to Investment Portfolio.	4

INVESTMENT PORTFOLIO (unaudited) (continued)

As of May 31, 2010	Highland Floating Rate Advantage Fund

Principal Amount ($)		Value ($)
US Senior Loans (continued)

UTILITY (continued)

58,887	First Lien Synthetic Letter of Credit, 3.00%, 06/28/13	54,028
769,138	First Lien Term Loan, 3.00%, 06/28/13	706,969
5,775,000	Second Lien Term Loan, 4.35%, 06/28/13	4,696,519
	Dynegy Holdings, Inc.
4,625,724	Letter of Credit Facility Term Loan, 4.11%, 04/02/13	4,413,728
371,418	Tranche B Term Loan, 4.11%, 04/02/13	354,396
	EBG Holdings LLC
4,023,826	Term Loan, PIK, 7.29%, 12/20/16	114,679
	Entegra TC, LLC
3,320,793	Third Lien Term Loan, PIK, 6.29%, 10/19/15	1,697,755
	GBGH, LLC
1,762,115	First Lien Term Loan, 4.00%, 06/09/13 (c)	1,459,559
581,688	Second Lien Term Loan, 12.00%, 06/09/14 (c) (f)	—
	Texas Competitive Electric Holdings Co., LLC
2,500,000	Initial Tranche B-1 Term Loan, 10/10/14 (b)	1,932,638
18,673,386	Initial Tranche B-2 Term Loan, 3.97%, 10/10/14 (b)	14,417,348
	TPF Generation Holdings, LLC
4,000,000	Second Lien Term Loan, 4.54%, 12/15/14	3,644,000

		33,491,619

	Total US Senior Loans (Cost $930,426,946)	558,368,054

Principal Amount

Foreign Denominated Senior Loans (a) - 15.2%

AUSTRALIA - 4.5%
AUD

	PBL Media Group Ltd.
2,790,881	Facility A Term Loan, 6.88%, 12/31/12	2,081,935
12,545,336	Facility B, Tranche 1, 7.13%, 02/07/13	9,287,661
	SMG H5 Pty., Ltd.
19,318,086	Facility A Term Loan, 7.00%, 12/24/12	15,168,252

		26,537,848

AUSTRIA - 0.7%
EUR

	Sacher Funding Ltd.
12,037,939	Euro Term Loan, PIK, 05/14/14 (e)	4,223,706

FRANCE - 0.3%
EUR

	Vivarte
1,772,420	Acquisition Facility, 2.68%, 03/08/16 (g)	1,764,923

GERMANY - 1.4%
EUR

	CBR Fashion GmbH
2,250,000	Second Lien Facility, 4.43%, 10/19/16	2,282,102
6,781,978	Lavena Holding 3 GmbH Facility D, 4.71%, 09/02/16	5,582,443
379,669	Schieder Mobel Holding, GmbH Delayed Draw Term Loan (c) (e)	91,578

		7,956,123

ITALY - 0.6%
EUR

	Wind Telecomunicazioni S.p.A.
1,500,000	B1 Term Loan Facility, 3.65%, 05/27/13 (h)	1,776,405
1,500,000	C1 Term Loan Facility, 4.65%, 05/26/14 (h)	1,785,654

		3,562,059

SPAIN - 0.8%
EUR

	Grupo Gasmedi, S.L.
1,666,667	Second Lien Tranche E Term Loan, 5.45%, 02/11/16	1,623,650
1,409,008	Tranche B Term Loan, 3.20%, 08/11/14	1,615,895
1,409,008	Tranche C Term Loan, 3.70%, 08/11/15	1,615,895
	Maxi PIX Sarl
2,908,210	Euro Term Loan, PIK, 8.72%, 05/31/16	82,484

		4,937,924

UNITED KINGDOM - 5.8%
GBP

	All3Media Intermediate Ltd.
663,243	Facility B1, 3.29%, 08/31/14	858,266
4,281,271	Facility C, 3.52%, 08/31/15	5,540,156
3,000,000	Facility D, 5.39%, 02/29/16	3,296,561
4,199,192	Mezzanine Loan, PIK, 4.65%, 08/31/16	4,401,797
	Ansco UK Finance Co. Ltd.
695,156	Tranche B Term Loan, 3.06%, 03/08/12	914,639
	Henson No. 4 Ltd.
1,875,035	Facility B, 4.67%, 10/30/13	2,412,824
1,875,035	Facility C, 5.17%, 02/13/15	2,426,379
	Highland Acquisitions Ltd.
1,000,000	Facility B, 3.45%, 12/31/14	1,307,057

See accompanying Notes to Investment Portfolio.	5

INVESTMENT PORTFOLIO (unaudited) (continued)

As of May 31, 2010	Highland Floating Rate Advantage Fund

Principal Amount		Value ($)
Foreign Denominated Senior Loans (continued)

UNITED KINGDOM (continued)
GBP

1,000,000	Facility C, 3.95%, 12/31/15	1,314,287
1,193,140	Mezzanine Facility, PIK, 5.70%, 10/29/16	1,474,972
	Towergate Partnership Ltd.
3,125,000	Facility A, 3.57%, 10/31/12	4,111,664
3,125,000	Facility B, 3.56%, 10/31/13	4,111,664
	United Biscuits Holdco Ltd.
1,383,459	Facility B1, 3.24%, 12/15/14	1,869,269

		34,039,535

UNITED STATES - 1.1%
GBP

	Aramark Corp.
1,209,375	U.K. Term Loan, 2.73%, 01/26/14	1,648,043
	Knowledgepoint360 Group, LLC
1,582,689	First Lien U.K. Term Loan, 3.95%, 04/13/14	1,830,677
	PlayPower, Inc.
2,367,993	Tranche B Sterling Term Loan, 6.18%, 06/30/12	3,235,479

		6,714,199

	Total Foreign Denominated Senior Loans (Cost $132,950,777)	89,736,317

Principal Amount ($)
Asset-Backed Securities (i) - 3.9%

	ACA CLO, Ltd.
1,000,000	Series 2007-1A, Class D, 2.60%, 06/15/22 (j)	562,500
	ACAS CLO, Ltd.
1,500,000	Series 2007-1A, Class D, 4.50%, 04/20/21 (j)	625,500
	Apidos CDO
1,000,000	Series 2007-5A, Class C, 1.70%, 04/15/21 (j)	545,000
3,000,000	Series 2007-CA, Class B, 1.05%, 05/14/20 (j)	2,040,000
	Babson CLO, Ltd.
1,000,000	Series 2007-1A, Class C, 1.55%, 01/18/21 (j)	570,020
1,000,000	Series 2007-2A, Class D, 1.95%, 04/15/21 (j)	500,000
1,000,000	Series 2007-2A, Class E, 3.90%, 04/15/21	330,000
	Bluemountain CLO, Ltd.
1,000,000	Series 2007-3A, Class D, 1.65%, 03/17/21 (c) (j)	608,165
1,000,000	Series 2007-3A, Class E, 3.80%, 03/17/21 (j)	462,000
	Cent CDO, Ltd.
2,000,000	Series 2007-15A, Class C, 2.51%, 03/11/21 (j)	1,244,580
	Commercial Industrial Finance Corp.
962,970	Series 2006-2A, Class B2L, 4.25%, 03/01/21 (j)	418,892
	Goldman Sachs Asset
2,000,000	Management CLO, PLC, Series 2007-1A, Class D, 3.00%, 08/01/22 (j)	1,270,000
847,661	Series 2007-1A, Class E, 5.25%, 08/01/22 (j)	525,550
	Greywolf CLO, Ltd
814,466	Series 2007-1A, Class E, 4.40%, 02/18/21 (j)	460,173
	GSC Partners CDO Fund, Ltd.,
1,000,000	Series 2007-8A, Class C, 1.73%, 04/17/21 (j)	420,000
	ING Investment Management
6,000,000	Series 2007-5A, Class B, 1.35%, 05/01/22 (j)	4,006,500
	Inwood Park CDO, Ltd.
1,000,000	Series 2006-1A, Class E, 3.75%, 01/20/21 (j)	605,000
	Landmark CDO
1,000,000	Series 2007-9A, Class E, 3.75%, 04/15/21 (j)	517,100
	Madison Park Funding I Ltd.
1,000,000	Series 2007-5A, Class D, 3.75%, 02/26/21 (j)	520,920
	Ocean Trails CLO
2,500,000	Series 2007-2A, Class C, 2.60%, 06/27/22 (j)	1,406,250
	PPM Grayhawk CLO, Ltd.
826,734	Series 2007-1A, Class D, 3.85%, 04/18/21 (j)	434,540
	Stanfield Daytona CLO, Ltd.
1,000,000	Series 2007-1A, Class B1L, 1.60%, 04/27/21 (j)	570,000
	Stanfield McLaren CLO, Ltd.
3,000,000	Series 2007-1A, Class B1L, 2.65%, 02/27/21 (j)	1,650,000
951,289	Series 2007-1A, Class B2L, 4.76%, 02/27/21 (j)	457,665
	Stone Tower CLO, Ltd.
4,000,000	Series 2007-6A, Class C, 1.60%, 04/17/21 (j)	2,160,000

	Total Asset-Backed Securities (Cost $28,575,877)	22,910,355

Corporate Notes and Bonds - 1.7%

CHEMICALS - 1.7%

	Lyondell Chemical Co.
9,579,314	11.00%, 05/01/18	10,201,969

	Total Corporate Notes and Bonds (Cost $10,194,859)	10,201,969

Claims (c) (k) - 0.0%

RETAIL - 0.0%

33,860,860	Home Interiors & Gifts, Inc.	57,563

	Total Claims (Cost $30,974,099)	57,563

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of May 31, 2010	Highland Floating Rate Advantage Fund

Shares		Value ($)
Common Stocks (k) - 1.8%

AEROSPACE - 0.0%

6,437	Delta Air Lines, Inc.	87,410

BROADCASTING - 0.0%

152,363	Communications Corp. of America (c) (d)	—

CHEMICALS - 0.5%

37,975	Lyondell Chemical Co., Class A	724,373
34,801	Lyondell Chemical Co., Class B	659,479
103,200	Panda Hereford Ethanol, L.P.	1,548,000

		2,931,852

ENERGY - 0.3%

691,076	Value Creation, Inc.	1,382,152

GAMING/LEISURE - 0.2%

4	Nevada Land Group, LLC (c)	1,089,655

HEALTHCARE - 0.6%

124,590	CCS Medical, Inc. (d)	3,675,405

METALS/MINERALS - 0.2%

5,542	Euramax International, Inc. (c)	886,720

TRANSPORTATION - LAND TRANSPORTATION - 0.0%

2,023	JHT Holdings, Inc (c)	—
20,347	SIRVA Worldwide, Inc. (c)	189,024

		189,024

UTILITY - 0.0%

153,229	Entegra TC, LLC	68,953
3,178	GBGH, LLC (c)	—

		68,953

	Total Common Stocks (Cost $13,622,839)	10,311,171

Units
Warrants (k) - 0.0%

AEROSPACE - 0.0%

	IAP Worldwide Services, Inc.
86,304	Series A, expires 06/12/15 (c)	—
	IAP Worldwide Services, Inc.
25,276	Series B, expires 06/12/15 (c)	—
	IAP Worldwide Services, Inc.
12,797	Series C, expires 06/12/15 (c)	—

	Total Warrants (Cost $—)	—

Total Investments - 117.4% (Cost of $1,146,745,397) (l)		691,585,429

Other Assets & Liabilities, Net - (17.4)%		(102,563,560)

Net Assets - 100.0%		$589,021,869

(a)	Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Highland Floating Rate Advanatage Fund (the “Fund”) invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread. (Unless otherwise identified by footnote (f), all senior loans carry a variable rate interest.) These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at May 31, 2010. Senior loans, while exempt from registration under the Securities Act of 1933, (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturity shown.

(b)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

(c)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”) or its designees in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate market value of $53,158,497, or 9.0% of net assets, were fair valued as of May 31, 2010.

(d)	Affilated issuer. Under Section2(a)(3) of the 1940 Act, a portfolio company is defined as “affiliated” if a Fund owns five percent or more of its voting stock. The Fund held at least five percent of the outstanding voting stock of the following companies during the period ended May 31, 2010.

			Market Value
	Par Value at	Shares at	August 31,	May
	May 31, 2010	May 31, 2010	2009	31, 2010

CCS Medical, Inc. (Senior Loans)	$18,688,540	—	$—	$18,314,769
CCS Medical, Inc. (Senior Loans)	6,229,513	—	—	5,544,267
CCS Medical, Inc. (Common Stock)	$—	124,590	$—	$3,675,405
ComCorp Broadcasting, Inc. (Senior Loans) *	2,989,118	—	1,736,584	2,587,680
Communications Corp of America (Common Stock)	—	152,363	—	—

	$27,907,171	276,953	$1,736,584	$30,122,121

*	Company is a wholly owned subsidiary of Communications Corp. of America.

(e)	The issuer is in default of its payment obligation. Income is not being accrued.

(f)	Fixed rate senior loan.
See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of May 31, 2010	Highland Floating Rate Advantage Fund
(g)	Senior Loan assets have additional unfunded loan commitments. As of May 31, 2010, the Fund had unfunded loan commitments, which could be extended at the option of the Borrower, pursuant to the following loan agreements:

	Unfunded
	Loan
Borrower	Commitment

Vivarte	EUR	3,164,000

Mobileserv Ltd.	GBP	1,718,294

Broadstripe, LLC		$3,983,145
MGM Mirage, Inc.		431,210
SIRVA Worldwide, Inc.		1,692,665
Sorrenson Communications, Inc.		2,000,000
Water PIK, Inc.		1,000,000

		$9,107,020

(h)	All or portion of the Loan is held on participation.

(i)	Floating rate asset. The interest rate shown reflects the rate in effect at May 31, 2010.

(j)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold, in transactions exempt from registration, to qualified institutional buyers. At May 31, 2010, these securities amounted to $22,580,355 or 3.8% of net assets.

(k)	Non-income producing security.

(l)	Cost for U.S. Federal income tax purposes is $1,148,316,511. Unrealized appreciation and depreciation on investments are as follows:

Gross unrealized appreciation	$7,895,172
Gross unrealized depreciation	(464,626,254)

Net unrealized depreciation	$(456,731,082)

AUD	Australian Dollar
EUR	Euro Currency
GBP	Great Britain Pound

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
DIP	Debtor-in-Possession
PIK	Payment-in-Kind
Foreign Denominated Senior Loans
Industry Concentration Table:
(% of Net Assets)

Diversified Media	4.5%
Broadcasting	3.3%
Retail	2.2%
Financial	2.1%
Telecommunications	0.9%
Healthcare	0.8%
Consumer Durables	0.6%
Food/Tobacco	0.3%
Food/Drug	0.3%
Gaming/Leisure	0.2%

Total	15.2%

Forward foreign currency contracts outstanding as of May 31, 2010 were as follows:

		Principal
Contracts		Amount		Net
to Buy or		Covered by		Unrealized
to Sell	Currency	Contracts	Expiration	Appreciation*
Sell	EUR	30,736,000	08/04/10	5,116,166
Sell	GBP	17,459,600	08/04/10	2,589,102
Sell	GBP	12,120,000	11/12/10	251,678

				$7,956,946

*	The primary risk exposure is foreign exchange contracts (See Notes to Investmetent Portfolio).
See accompanying Notes to Investment Portfolio.

NOTES TO INVESTMENT PORTFOLIO

As of May 31, 2010 (unaudited)	Highland Floating Rate Advantage Fund
Security Valuation
In computing the Fund’s net assets attributable to common shares, securities with readily available market quotations use those quotations for valuation. Securities where there are no readily available market quotations will be valued at the mean between the most recently quoted bid and ask prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Generally, the Fund’s loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that Highland Capital Management, L.P. (the “Investment Adviser”) has determined generally has the capability to provide appropriate pricing services and has been approved by the Trustees.
Securities for which market quotations are not readily available, for which the Fund has determined the price received from a pricing service or broker-dealer is “stale” or otherwise do not represent fair value (including when events materially affect the value of securities that occur between the time when market price is determined and calculation of the Fund’s net asset value), will be valued by the Fund at fair value, as determined by the Board or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant, including: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Fund’s net assset value will reflect the affected portfolio securities’ fair value as determined in the judgement of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value secirities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their net asset values. Determination of fair value is uncertain because it involves subjective judgements and estimates not easily substantiated by auditing procedures.
There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security. Short-term debt investments, that is, those with a remaining maturity of 60 days or less, are valued at cost adjusted for amortization of premium and accretion of discounts. Repurchase agreements are valued at cost plus accrued interest. Foreign price quotations are converted to U.S. dollar equivalents using the 4:00 PM London Time Spot Rate.
Forward Foreign Currency Contracts
In order to minimize the movement in net asset value resulting from a decline or appreciation in the value of a particlular foreign currency against the U.S. dollar or another foreign currency or for other reasons, the Fund is authorized to enter into forward currency exchange contracts. These contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow the Fund to establish a rate of exchange for a future point in time.
The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against changes in the value of foreign currencies. Upon entering into such contracts, daily fluctuations in the value of the contract are recorded for financial statement purposes as unrealized gains or losses by the Fund. At the expiration of the contracts the Fund realizes the gain or loss. Upon entering into such contracts, the Fund bears the risk of exchange rates moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the forward contracts and may realize a loss. With forwards, there is counterparty credit risk to the Fund since the forwards are not exchange traded, and there is not a clearinghouse that guarantees the forwards against default. During the nine months ended May 31, 2010, the open and closed values of forward foreign currency contracts were EUR 34,741,000 and EUR 40,995,000 and GBP 43,149,600 and GBP 42,356,000, respectively.
Fair Value Measurements:
The Fund has performed an analysis of all existing investments and derivative instruments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:
Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;
Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and
Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

NOTES TO INVESTMENT PORTFOLIO (continued)

As of May 31, 2010 (unaudited)	Highland Floating Rate Advantage Fund
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s assets as of May 31, 2010 are as follows:

			Level 2	Level 3
	Total Value at	Level 1	Significant	Significant
	May	Quoted	Observable	Unobservable
Investments in Securities:	31, 2010	Price	Input	Input
Common Stocks
Aerospace	$87,410	$87,410	$—	$—
Chemicals	2,931,852	—	1,383,852	1,548,000
Energy	1,382,152	—	—	1,382,152
Gaming/Leisure	1,089,655	—	—	1,089,655
Healthcare	3,675,405	—	3,675,405	—
Metals/Minerals	886,720	—	—	886,720
Transportation — Land Transportation	189,024	—	—	189,024
Utility	68,953	—	—	68,953
Debt
Senior Loans	648,104,371	—	458,651,466	189,452,905
Asset-Backed Securities	22,910,355	—	—	22,910,355
Corporate Debt	10,201,969	—	10,201,969	—
Claims	57,563	—	—	57,563

Total	$691,585,429	$87,410	$473,912,692	$217,585,327

Other Financial Instruments*
Assets
Foreign exchange contracts	$7,956,946	$—	$7,956,946	$—

Total	$7,956,946	$—	$7,956,946	$—

*	Other financial instruments are derivative instruments not reflected in the Investments Portfolio, such as forwards, which are valued at the unrealized appreciation/ (depreciation) on the investment.
The Fund did not have any liabilities that were measured at fair value or level 3 on a recurring basis at May 31, 2010.
The table below set forth a summaary of changes in the Fund’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the nine months ended May 31, 2010.

			Net amortization/
	Balance as of	Transfers	(accretion) of	Net	Net	Net	Balance as of
Assets at Fair Value using	August 31,	in/(out)	premium/	realized	unrealized	purchase/	May 31,
unobservable inputs (Level 3)	2009	of Level 3	(discount)	gains/(losses)	gains/(losses)	(sales) *	2010
Common Stocks
Chemicals	$1,124,911	$—	$—	$—	$329,895	$93,194	$1,548,000
Energy	—	—	—	—	1,381,493	659	1,382,152
Gaming/Leisure	—	—	—	—	9,363	1,080,292	1,089,655
Metals/Minerals	222,013	—	—	—	346,132	318,575	886,720
Transportation — Land Transportation	953,664	—	—	—	(764,640)	—	189,024
Utility	192,288	—	—	(374,347)	(230,773)	481,785	68,953
Debt
Senior Loans	404,440,157	(95,898,228)	880,258	(46,120,668)	52,126,739	(125,975,353)	189,452,905
Asset-Backed Securities	8,743,963	—	—	254,211	14,661,083	(748,902)	22,910,355
Claims	201,290	—		(7,223,047)	7,426,332	(347,012)	57,563

Total	$415,878,286	$(95,898,228)	$880,258	$(53,463,851)	$75,285,624	$(125,096,762)	$217,585,327

*	Includes any applicable borrowings and/ or paydowns made on securities held in the Fund’s Investment Portfolio
The net unrealized gains presented in the table above relates to investments that are still held at May 31, 2010.
Investments designated as Level 3 may include assets valued using quotes or indications furnished by brokers which are based on models or estimates and may not be executable prices. In light of the developing market conditions, the Investment Adviser continues to search for observable data points and evaluate broker quotes and indications received for portfolio investments. As a result, for the nine months ended May 31, 2010, a net amount of $95,898,228 was transferred from Level 3 to Level 2. Determination of fair values is uncertain because it involves subjective judgements and estimates not easily substantiated.
For more information with regard to significant accounting policies, see the most recent semi-annual report filed with the Securities and Exchange Commission.
Transfers in and out of the levels are recognized at the value at the end of the period.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Highland Floating Rate Advantage Fund

By (Signature and Title)*	/s/ R. Joseph Dougherty
R. Joseph Dougherty, Chief Executive Officer and President
(principal executive officer)
Date             7/27/10
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ R. Joseph Dougherty
R. Joseph Dougherty, Chief Executive Officer and President
(principal executive officer)
Date             7/27/10

By (Signature and Title)*	/s/ M. Jason Blackburn
M. Jason Blackburn, Chief Financial Officer, Treasurer and Secretary
(principal financial officer)
Date             7/27/10

* Print the name and title of each signing officer under his or her signature.